STATEMENTS OF OPERATIONS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
General and administrative expenses	$ 11,769	$ 1,020,741
Franchise tax expenses	10,580	175,600
Loss from operations	(11,769)	(1,196,341)
Other income
Interest earned on investment held in Trust Account		1,651,461
Net income (loss) before income taxes	(11,769)	455,120
Income taxes provision	0	(309,931)
Net income (loss)	$ (11,769)	$ 145,189
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption		7,972,527
Basic and diluted net income per share, common stock subject to possible redemption		$ 0.01
Basic and diluted weighted average shares outstanding, common stock	2,500,000	2,902,212
Basic and diluted net loss per share, common stock	$ (0.00)	$ 0.01